Convertible Note Payable (Details Narrative) - USD ($)								1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2021	Jan. 12, 2021	Jan. 05, 2021	Dec. 09, 2020	Oct. 09, 2020	Sep. 02, 2020	Nov. 06, 2019	Mar. 20, 2021	Mar. 16, 2021	Jan. 26, 2021	Aug. 31, 2020	Aug. 21, 2020	Jul. 22, 2020	Jul. 21, 2020	May 22, 2020	Apr. 30, 2020	Mar. 19, 2020	May 31, 2021	Feb. 29, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Feb. 16, 2021
Proceeds from Convertible debt																				$ 1,891,000	$ 691,269	$ 673,284	$ 33,334
Accrued interest payable											$ 33,301							$ 209,843		$ 209,843		33,301	$ 0
Conversion of Stock, Shares Converted																				43,842,930
Beneficial Conversion Feature																								$ 27,954
Repayment of convertible debt																				$ 854,500	$ 0
NPE
Beneficial ownership percentage																									56.50%
Chief Executive Officer [Member]
Principal amount																			$ 79,333
Robert L. Hymers III [Member]
Principal amount																			53,768
Former Chief Financial Officer [Member]
Carrying value											15,061											15,061
Debt discount											14,939											14,939
Accrued interest payable											$ 1,011											$ 1,011
Beneficial ownership percentage											4.99%											4.99%
Conversion price																$ 0.02
Chief Financial Officer [Member]
Interest rate																10.00%
Interest expense																$ 30,000
Carrying value											$ 15,884											$ 15,884
Debt discount											37,884											37,884
Accrued interest payable											$ 3,138											$ 3,138
Beneficial ownership percentage											4.99%											4.99%
Maturity date																Dec. 31, 2020
Beneficial Conversion Feature																$ 30,000
Principal | Chief Financial Officer [Member]
Conversion of Stock, Shares Converted					1,500,000
Robert L. Hymers III [Member]
Conversion of Stock, Shares Converted				878,190														9,600,000
Robert L. Hymers III [Member] | Principal
Conversion of Stock, Amount Converted				$ 53,768														$ 576,000
Robert L. Hymers III [Member] | Interest
Conversion of Stock, Amount Converted				$ 4,626
Common stock subscription agreements | Lender
Proceeds from Convertible debt											$ 329,613
Interest rate											10.00%
Interest expense											$ 50,000
Carrying value											3,288											$ 3,288
Debt discount											46,712											46,712
Accrued interest payable											329											329
Convertible debt											$ 50,000							$ 50,000		$ 50,000		$ 50,000
Beneficial ownership percentage											4.99%							4.99%		4.99%		4.99%
Conversion of Stock, Shares Converted											3,409,221
Maturity date											Aug. 07, 2021
Securities Purchase Agreement [Member] | Accredited Investor
Principal amount			$ 110,000
Proceeds from Convertible debt			$ 97,500
Interest rate			10.00%
Interest expense			$ 110,000
Carrying value																		$ 58,828		$ 58,828
Debt discount																		51,172		51,172
Accrued interest payable																		4,400		4,400
Conversion price			$ 0.05
Securities Purchase Agreement [Member] | Accredited Investor 1
Principal amount		$ 115,500
Proceeds from Convertible debt		$ 100,000
Interest rate		10.00%
Interest expense		$ 115,500
Carrying value																		101,735		101,735
Debt discount																		101,735		101,735
Accrued interest payable																		3,813		$ 3,813
Conversion of Stock, Shares Converted																				583,354
Conversion price		$ 0.10
Securities Purchase Agreement [Member] | Accredited Investor 1 | Principal
Conversion of Stock, Amount Converted																				$ 57,750
Securities Purchase Agreement [Member] | Accredited Investor 1 | Interest
Conversion of Stock, Amount Converted																				585
Securities Purchase Agreement [Member] | Accredited Investor 2
Principal amount										$ 243,875
Proceeds from Convertible debt										$ 215,500
Interest rate										10.00%
Interest expense										$ 243,875
Carrying value																		55,144		55,144
Debt discount																		160,356		160,356
Accrued interest payable																		8,352		8,352
Securities Purchase Agreement [Member] | Accredited Investor 3
Principal amount										243,875
Proceeds from Convertible debt										$ 215,500
Interest rate										10.00%
Interest expense										$ 243,875
Carrying value																		55,144		55,144
Debt discount																		160,356		160,356
Accrued interest payable																		6,102		6,102
Series B Preferred Stock Purchase Agreements [Member] | Accredited Investor 4
Principal amount																		329,500		329,500
Carrying value																		60,660		60,660
Debt discount																		268,840		268,840
Accrued interest payable																		4,852		4,852
Second Securities Purchase Agreements [Member] | Accredited Investor 5
Principal amount	$ 215,000
Proceeds from Convertible debt	$ 191,000
Interest rate	10.00%
Interest expense	$ 215,000
Carrying value																		49,479		49,479
Debt discount																		165,521		165,521
Accrued interest payable																		4,948		4,948
Second Securities Purchase Agreements [Member] | Accredited Investor 6
Principal amount									$ 215,000
Proceeds from Convertible debt									$ 191,000
Interest rate									10.00%
Interest expense									$ 215,000
Carrying value																		44,767		44,767
Debt discount																		170,233		170,233
Accrued interest payable																		4,477		4,477
Second Securities Purchase Agreements [Member] | Accredited Investor 7
Principal amount								$ 130,000
Proceeds from Convertible debt								$ 108,000
Interest rate								8.00%
Interest expense								$ 130,000
Carrying value																		3,918		3,918
Debt discount																		126,082		126,082
Accrued interest payable																		313		313
Stock Purchase Agreement | NPE
Debt discount											$ 270,886	$ 270,886										$ 270,886
Convertible debt												$ 440,000
Beneficial ownership percentage											4.99%	4.99%										4.99%
Initial investment											$ 1,714,903	$ 1,714,903										$ 1,714,903
Debt default												$ 540,000
Stock Purchase Agreement | NPE
Interest rate												10.00%
Debt discount												$ 270,886
Initial investment												$ 1,714,903
Stock Issued During Period, Shares, Acquisitions												266,667
Convertible Promissory Note
Principal amount																	$ 150,000
Original issue discount																	$ 15,000
Warrants exercisable																	468,750
Interest rate																	10.00%
Interest expense																	$ 75,000
Warrant grant term																	3 years
Warrant granted price																	$ 0.48
Beneficial ownership percentage																	4.99%
Convertible Promissory Note
Principal amount														$ 78,750					256,500
Original issue discount														3,750					10,500
Legal fees																			11,000
Deferred finance costs														3,750
Proceeds from Convertible debt														$ 71,250					$ 235,000
Interest rate														6.00%					10.00%
Interest expense														$ 78,750					$ 256,500
Beneficial ownership percentage														4.99%
Maturity date														Jul. 21, 2021
Repayment of convertible debt																						256,500
Repayment of accrued interest											13,772											13,772
Repayment interest and penalties																						127,565
Two Convertible Promissory Notes
Principal amount											129,250											129,250
Original issue discount											11,750											11,750
Proceeds from Convertible debt											$ 117,500
Interest rate											10.00%
Interest expense											$ 129,250
Carrying value											8,452											8,452
Debt discount											120,798											120,798
Accrued interest payable											$ 632											$ 632
Beneficial ownership percentage											4.99%											4.99%
Maturity date											May 31, 2021
Three Convertible Promissory Notes
Principal amount																		279,500		279,500
Deferred finance costs																		$ 12,500		12,500
Proceeds from Convertible debt																				$ 267,000
Interest rate																				8.00%
Interest expense																				$ 279,500
Beneficial ownership percentage																		4.99%		4.99%
Repayment of convertible debt																				$ 279,500
Repayment of accrued interest																		$ 11,007		11,007
Convertible Promissory Note
Principal amount						$ 107,000
Original issue discount						5,000
Deferred finance costs						2,000
Proceeds from Convertible debt						100,000
Interest expense						$ 107,000
Beneficial ownership percentage						4.99%
Maturity date						Sep. 30, 2021
Repayment of convertible debt																				107,000
Repayment of accrued interest																		$ 5,101		$ 5,101
Two Convertible Promissory Notes
Principal amount																			$ 133,101
Interest rate																			10.00%
Interest expense																			$ 133,101
Two Convertible Promissory Notes | Tabatabaei
Conversion of Stock, Amount Converted															$ 81,941
Conversion of Stock, Shares Converted															694,902
Gain on conversion															$ 10,468
Two Convertible Promissory Notes | Tabatabaei | Principal
Conversion of Stock, Amount Converted															79,333
Two Convertible Promissory Notes | Tabatabaei | Interest
Conversion of Stock, Amount Converted															$ 2,608
Convertible Promissory Note
Principal amount							$ 20,000				$ 113,000											$ 113,000
Warrants exercisable							26,667
Exercisable Price							$ 3.50
Interest rate							7.00%
Interest expense							$ 20,000
Principal balance cancelled											20,000											20,000
Accrued interest cancelled											$ 712											$ 712
Beneficial ownership percentage							4.99%				4.99%											4.99%
Convertible Promissory Note
Principal amount																	$ 150,000
Original issue discount																	$ 15,000
Interest rate																	10.00%
Interest expense																	$ 75,000
Carrying value											$ 62,912											$ 62,912
Debt discount											37,088											37,088
Accrued interest payable											3,431											3,431
Convertible debt																	$ 150,000
Due date																	Dec. 20, 2020
Warrant grant term																	3 years
Warrant granted price																	$ 0.48
Beneficial ownership percentage																	4.99%
Convertible Promissory Note
Principal amount													$ 78,750
Original issue discount													3,750
Deferred finance costs													3,750
Proceeds from Convertible debt													$ 71,250
Interest rate													6.00%
Interest expense													$ 129,250
Carrying value											8,846											8,846
Debt discount											69,904											69,904
Accrued interest payable											$ 531											$ 531
Beneficial ownership percentage													4.99%
Maturity date													Jul. 21, 2021